Revenue, operating profit and segment analysis - Summary of analysis by business segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments
Revenue	£ 8,553	£ 7,244	£ 7,110	£ 7,874	£ 7,492
Adjusted operating profit	2,683	2,210	2,076	£ 2,491	£ 2,346
Risk
Disclosure of operating segments
Revenue	2,909	2,474	2,417
Scientific, technical & medical
Disclosure of operating segments
Revenue	2,909	2,649	2,692
Legal
Disclosure of operating segments
Revenue	1,782	1,587	1,639
Exhibitions
Disclosure of operating segments
Revenue	953	534	362
Operating segments
Disclosure of operating segments
Revenue	8,553	7,244	7,110
Adjusted operating profit	2,712	2,252	2,081
Operating segments | Risk
Disclosure of operating segments
Revenue	2,909	2,474	2,417
Adjusted operating profit	1,078	915	894
Operating segments | Scientific, technical & medical
Disclosure of operating segments
Revenue	2,909	2,649	2,692
Adjusted operating profit	1,100	1,001	1,021
Operating segments | Legal
Disclosure of operating segments
Revenue	1,782	1,587	1,639
Adjusted operating profit	372	326	330
Operating segments | Exhibitions
Disclosure of operating segments
Revenue	953	534	362
Adjusted operating profit	162	10	(164)
Unallocated central costs and other operating items
Disclosure of operating segments
Adjusted operating profit	(29)	(42)	£ (5)
One-off charge related to reduction in the corporate real estate footprint		£ 35
Charge related to STM, incurred from exchange rate movements from translation of working capital items and outcome of hedging program	£ 24